Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues	$ 4,546,653		$ 4,341,955		$ 4,220,702
Cost of sales	3,426,401		3,276,296		3,186,118
Gross profit	1,120,252		1,065,659		1,034,584
Selling, general and administrative expenses	757,452		715,671		688,952
Other income	9,282		3,886
Operating income	372,082		353,874		345,632
Interest expense, net	2,740		6,363		3,713
Income before income taxes	369,342		347,511		341,919
Income taxes	72,813		90,221		105,936
Net income	296,529		257,290		235,983
Less: net income attributable to non-controlling interest	53,597		49,069		53,173
Net income attributable to Watsco, Inc.	$ 242,932		$ 208,221		$ 182,810
Earnings per share for Common and Class B common stock:
Basic	$ 6.50	[1]	$ 5.81	[1]	$ 5.16
Diluted	$ 6.49	[1]	$ 5.81	[1]	$ 5.15

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.